Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI South Africa ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 12.9%
Absa Group Ltd.	990,689	$11,501,043
Capitec Bank Holdings Ltd.	67,651	6,130,577
Nedbank Group Ltd.	548,505	9,874,032
Standard Bank Group Ltd.	1,718,077	23,456,487

		50,962,139

Capital Markets — 1.7%
Investec Ltd.	490,079	2,884,759
Reinet Investments SCA	236,816	3,757,822

		6,642,581

Chemicals — 4.7%
Sasol Ltd.	744,589	18,750,395

Diversified Financial Services — 10.2%
FirstRand Ltd.	4,480,495	20,590,425
PSG Group Ltd.	238,376	3,979,893
Remgro Ltd.	736,405	9,366,495
RMB Holdings Ltd.	1,128,910	6,387,657

		40,324,470

Diversified Telecommunication Services — 0.9%
Telkom SA SOC Ltd.	538,444	3,392,484

Equity Real Estate Investment Trusts (REITs) — 3.8%
Fortress REIT Ltd., Series A	2,098,569	2,875,937
Growthpoint Properties Ltd.	4,269,396	7,094,397
Redefine Properties Ltd.	8,150,371	5,078,061

		15,048,395

Food & Staples Retailing — 7.6%
Bid Corp. Ltd.	468,326	9,790,209
Clicks Group Ltd.	392,181	5,136,675
Pick n Pay Stores Ltd.	633,115	3,086,531
Shoprite Holdings Ltd.	669,663	7,912,213
SPAR Group Ltd. (The)	303,990	3,998,698

		29,924,326

Food Products — 1.0%
Tiger Brands Ltd.	252,337	3,813,266

Health Care Providers & Services — 1.5%
Life Healthcare Group Holdings Ltd.	2,233,034	3,551,072
Netcare Ltd.	2,031,513	2,595,648

		6,146,720

Industrial Conglomerates — 1.7%
Bidvest Group Ltd. (The)	483,189	6,874,013

Insurance — 9.0%
Discovery Ltd.	582,011	5,546,446
Liberty Holdings Ltd.	276,570	2,068,362
MMI Holdings Ltd./South Africa	1,783,216	2,296,775
Old Mutual Ltd.	6,817,470	9,853,310
Rand Merchant Investment Holdings Ltd.	1,305,920	2,953,178
Sanlam Ltd.	2,430,334	12,714,699

		35,432,770

Internet & Direct Marketing Retail — 22.3%
Naspers Ltd., Class N	391,922	88,187,094

Media — 1.4%
MultiChoice Group Ltd.(a)	650,642	5,447,828

Security	Shares	Value

Metals & Mining — 5.5%
Anglo American Platinum Ltd.	90,146	$4,537,674
AngloGold Ashanti Ltd.	597,787	7,994,310
Gold Fields Ltd.	1,289,176	5,795,204
Kumba Iron Ore Ltd.	119,277	3,621,858

		21,949,046

Multiline Retail — 1.2%
Woolworths Holdings Ltd./South Africa	1,512,917	4,754,659

Oil, Gas & Consumable Fuels — 1.2%
Exxaro Resources Ltd.	395,815	4,618,997

Paper & Forest Products — 1.8%
Mondi Ltd.	189,054	3,890,168
Sappi Ltd.	869,818	3,292,253

		7,182,421

Pharmaceuticals — 1.0%
Aspen Pharmacare Holdings Ltd.	604,482	4,066,836

Real Estate Management & Development — 1.2%
NEPI Rockcastle PLC	577,394	4,880,928

Specialty Retail — 3.3%
Foschini Group Ltd. (The)	365,008	4,415,450
Mr. Price Group Ltd.	384,625	5,208,918
Truworths International Ltd.	724,211	3,564,466

		13,188,834

Wireless Telecommunication Services — 6.0%
MTN Group Ltd.(b)	2,280,592	16,079,682
Vodacom Group Ltd.	919,414	7,503,100

		23,582,782

Total Common Stocks — 99.9% (Cost: $518,684,450)		395,170,984

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(c)(d)(e)	15,169,537	15,175,605
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	306,051	306,051

		15,481,656

Total Short-Term Investments — 3.9% (Cost: $15,481,514)		15,481,656

Total Investments in Securities — 103.8% (Cost: $534,165,964)		410,652,640

Other Assets, Less Liabilities — (3.8)%		(15,185,589)

Net Assets — 100.0%		$395,467,051

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI South Africa ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	15,169,537	15,169,537	$15,175,605	$32,535	(a)	$3,898	$142
BlackRock Cash Funds: Treasury, SL Agency Shares	173,320	132,731	306,051	306,051	5,053		—	—

				$15,481,656	$37,588		$3,898	$142

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$395,170,984	$—	$—	$395,170,984
Money Market Funds	15,481,656	—	—	15,481,656

	$410,652,640	$—	$—	$410,652,640

2